Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 169	Taxes	Australia		Government of Australia, Australian Taxation Office	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 2
	3,355	Fees	Australia	snj:AU-QLD	Government of Queensland, Sunwater Limited	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 3
	68,769	Fees	Australia	snj:AU-QLD	Government of Queensland, Stanwell Corporation Limited	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 4
	1,896	Fees	Australia	snj:AU-QLD	Government of Queensland, Resources Safety and Health Queensland	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 5
	4,208	Taxes	Australia	snj:AU-QLD	Government of Queensland, Queensland Treasury	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 6
	129,434	Royalties	Australia	snj:AU-QLD	Government of Queensland, Queensland Treasury	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 7
	30,128	Fees	Australia	snj:AU-QLD	Government of Queensland, Gladstone Ports Corporation Limited	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 8
	10,403	Fees	Australia	snj:AU-QLD	Government of Queensland, Central Highlands Regional Council	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 9
	164	Fees	Australia	snj:AU-QLD	Government of Queensland, Department of Environment and Science	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 10
	2,332	Fees	Australia	snj:AU-QLD	Government of Queensland, Department of Natural Resources Mines and Energy	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 11
	727	Fees	Australia	snj:AU-QLD	Government of Queensland, Workcover Queensland	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 12
	485	Taxes	United States		Government of the United States, Office of Surface Mining Reclamation and Enforcement		codql:ResourceCoalMember	codql:UnitedStatesBusinessSegmentMember
#: 13
	202	Fees	United States	snj:US-VA	Government of the United States, U.S. Department of Labor	United States, Buchanan	codql:ResourceCoalMember	codql:UnitedStatesBusinessSegmentMember	Underground Mining
#: 14
	444	Fees	United States	snj:US-WV	Government of the United States, U.S. Department of Labor	United States, Logan	codql:ResourceCoalMember	codql:UnitedStatesBusinessSegmentMember	Open Pit
#: 15
	$ 2,148	Taxes	United States		Government of the United States, United States Treasury		codql:ResourceCoalMember	codql:UnitedStatesBusinessSegmentMember